10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 7,751	$ 7,481	$ 7,511
Salaries and social security charges
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	3,044	2,898	2,984
Benefits to the personnel
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	206	205	112
Accrual of defined benefit plans
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	30	220	181
Work contracts, Fees and compensation for services
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2,548	2,032	2,583
Compensation agreements
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	115	754	499
Directors and Syndicates fees
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	173	155	138
Property, plant and equipment depreciations
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	455	217	181
Consumption of materials
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	149	99	81
Maintenance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	88	77	70
Transport and per diem
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	82	63	53
Rental and insurance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	212	220	243
Surveillance and security
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	171	151	109
Taxes, rates and contributions
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	317	145	77
Communications
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	74	74	63
Advertising and promotion
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	49	89	61
Other
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 38	$ 82	$ 76